Income Tax (Income)/ Expense (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax (Income)/ Expense [Abstract]
(Loss)/profit before tax	$ (19,413,657)	$ (15,628,820)	$ 1,849,359
Tax calculated at domestic tax rates applicable to profits in PRC (2017, 2016, and 2015: 25%)	(4,853,414)	(3,907,205)	462,340
Tax effect of expenses not deductible for tax purpose			908,974
Tax effect of tax loss of tax exempt entities	255,354	181,072	(765,625)
Tax charge for the year	$ (4,598,061)	$ (3,726,133)	$ 605,689